Retirement benefit plan, Change in Net Definied Benefit Liability (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2017 CHF (SFr) yr	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 3,798
Re-measurement through other comprehensive income	780	SFr 761	SFr 736
Net defined benefit liabilities, end of period	4,926	3,798
Domestic Defined Benefit Plans [Member]
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	3,798	2,787	2,410
Net pension cost through statement of income	938	761	82
Re-measurement through other comprehensive income	780	761	736
Employer's contribution	(590)	(511)	(441)
Net defined benefit liabilities, end of period	SFr 4,926	SFr 3,798	SFr 2,787
Weighted average duration period for defined benefit obligation | yr	20.5